UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2538
                                                      --------


                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Registrant's telephone number, including area code: 513/362-8000

Date of fiscal year end:   09/30

Date of reporting period:  06/30/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Investment Trust
Core Bond Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities  - 101.2%                            Value
--------------------------------------------------------------------------------
            Corporate Bonds - 31.3%
$   66,000  Kaiser Found Hospital, 9.550%, 7/15/05 ..............  $     66,096
   550,000  Washington Mutual Inc, 2.400%, 11/3/05 ..............       547,397
   575,000  British Telecom PLC, 7.875%, 12/15/05 ...............       585,032
    55,000  PG&E Corp, 3.820%, 4/3/06 ...........................        55,000
   475,000  Nisource Finance Corp, 3.200%, 11/1/06 ..............       469,804
   450,000  Duke Realty Corp, 7.375%, 8/1/07 ....................       476,749
   795,000  General Motors Acceptance Corp, 6.125%, 8/28/07 .....       786,826
   785,000  American Honda Finance, 3.570%, 9/27/07 .............       785,464
   215,000  National Rural Utilities, 3.250%, 10/1/07 ...........       210,607
   430,000  PSI Energy Inc, 7.850%, 10/15/07 ....................       463,044
 1,160,000  American Express Bank FSB, 3.350%, 11/21/07 .........     1,160,876
   180,000  Ameritech Capital Funding, 6.150%, 1/15/08 ..........       188,198
   575,000  Union Pacific Corp, 6.625%, 2/1/08 ..................       607,586
   350,000  Pepsi Bottling Holdings Inc 144a, 5.625%, 2/17/09 ...       367,797
   400,000  Daimlerchrysler, 7.200%, 9/1/09 .....................       435,408
   275,000  National Westminster Bank, 7.375%, 10/1/09 ..........       308,701
   485,000  Ford Motor Credit Company, 7.375%, 10/28/09 .........       473,936
   400,000  Credit Suisse FB USA Inc, 4.125%, 1/15/10 ...........       397,175
   425,000  CIT Group Inc, 4.250%, 2/1/10 .......................       421,838
   295,000  HSBC Finance Corp, 4.750%, 4/15/10 ..................       299,187
   450,000  Avalonbay Communities, 7.500%, 12/15/10 .............       512,247
   400,000  Sprint Capital Corp, 7.625%, 1/30/11 ................       456,832
   355,000  France Telecom, 8.500%, 3/1/11 ......................       411,968
    35,000  Kroger Company, 6.800%, 4/1/11 ......................        38,433
   125,000  Bristol-Myers Squibb, 5.750%, 10/1/11 ...............       133,736
   335,000  Alcoa Inc, 6.000%, 1/15/12 ..........................       362,798
   177,000  General Mills Inc, 6.000%, 2/15/12 ..................       192,429
   505,000  TTX Company 144a, 5.000%, 4/1/12 ....................       517,201
   600,000  Reed Elsevier Capital, 4.625%, 6/15/12 ..............       597,233
   275,000  Verizon Global Funding Corp, 6.875%, 6/15/12 ........       312,088
   490,000  Conocophillips, 4.750%, 10/15/12 ....................       501,433
   310,000  United Mexican States, 6.375%, 1/16/13 ..............       332,785
   340,000  TXU Energy Company, 7.000%, 3/15/13 .................       379,179
   300,000  BHP Billiton Finance, 4.800%, 4/15/13 ...............       304,451
   445,000  Comcast Corp, 5.300%, 1/15/14 .......................       457,464
   315,000  Morgan Stanley, 4.750%, 4/1/14 ......................       310,328
   100,000  Statoil 144a, 5.125%, 4/30/14 .......................       104,176
   300,000  Key Bank NA, 5.800%, 7/1/14 .........................       323,270
   300,000  Canadian Natural Resources, 4.900%, 12/1/14 .........       301,243
   230,000  Caterpillar Financial Services Corp, 4.750%, 1/17/15        232,225
   295,000  Rebublic of Hungary, 4.750%, 2/3/15 .................       300,124
   300,000  Southern Power Company, 4.875%, 7/15/15 .............       300,728
   150,000  Deere & Company, 8.950%, 6/15/19 ....................       174,180
   425,000  Dow Chemical Company, 7.375%, 11/1/29 ...............       548,896
   240,000  Cingular Wireless LLC, 7.125%, 12/15/31 .............       287,533
   245,000  General Electric Capital Corp, 6.750%, 3/15/32 ......       302,327

Touchstone Investment Trust
Core Bond Fund
(Continued)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities  - 101.2% (Continued)                Value
--------------------------------------------------------------------------------
            Corporate Bonds - 31.3% (Continued)
$  200,000  AOL Time Warner Inc, 7.700%, 5/1/32 ..............     $    253,005
   250,000  Pacific Gas & Electric, 6.050%, 3/1/34 ...........          275,522
   125,000  Nexen Inc, 5.875%, 3/10/35 .......................          127,039
   155,000  JP Morgan Chase Cap XV, 5.875%, 3/15/35 ..........          159,094
   200,000  United Technologies Corp, 5.400%, 5/1/35 .........          210,129
   305,000  Coca-Cola Enterprises, 6.700%, 10/15/36 ..........          368,233
                                                                   ------------
            Total Corporate Bonds ............................     $ 19,195,050
                                                                   ------------

            U.S. Government Agency Obligations - 4.0%
$  500,000  FNMA, 7.125%, 3/15/07 ............................     $    527,216
 1,280,000  FHLMC, 3.560%, 4/25/08 ...........................        1,268,701
   650,000  FNMA, 5.250%, 1/15/09 ............................          678,257
                                                                   ------------
            Total U.S. Government Agency Obligations .........     $  2,474,174
                                                                   ------------

            Mortgage-Backed Securities - 47.5%
$  433,456  FNMA, 6.500%, 6/1/16 .............................     $    451,401
 1,010,545  FNMA, 5.000%, 11/1/17 ............................        1,023,057
   355,118  FNMA, 6.000%, 11/1/17 ............................          367,297
   173,520  FNMA, 4.500%, 1/1/18 .............................          172,855
   413,684  FNMA, 5.500%, 1/1/18 .............................          424,951
   384,643  FNMA, 5.500%, 1/1/18 .............................          395,119
   499,303  FNMA, 4.500%, 6/1/18 .............................          497,392
   995,027  FNMA, 6.000%, 7/1/19 .............................        1,029,304
 1,085,879  FNMA, 4.500%, 6/1/20 .............................        1,081,570
   158,391  GNMA, 3.750%, 9/20/24 ............................          160,857
   205,909  FNMA, 7.000%, 9/1/27 .............................          219,384
   126,687  GNMA, 4.000%, 10/17/29 ...........................          125,384
    49,500  FHLMC, 7.000%, 5/1/30 ............................           52,598
    64,101  FNMA, 8.000%, 5/1/30 .............................           68,941
    26,065  GNMA, 8.000%, 7/15/30 ............................           28,136
   248,537  FNMA, 7.500%, 1/1/31 .............................          265,572
    86,708  FNMA, 6.500%, 6/1/31 .............................           89,813
   616,791  FNMA, 6.500%, 7/1/31 .............................          638,881
    60,717  FNMA, 8.000%, 7/16/31 ............................           65,301
   440,072  FNMA, 6.500%, 6/1/32 .............................          458,232
   359,188  FHLMC, 6.500%, 8/1/32 ............................          372,398
   183,011  FNMA, 6.500%, 8/1/32 .............................          189,717
   825,854  FHLMC, 6.500%, 9/1/32 ............................          856,227
   389,688  FNMA, 6.500%, 9/1/32 .............................          403,967
    87,960  FNMA, 6.500%, 9/1/32 .............................           91,183
   997,450  FNMA, 6.000%, 11/1/32 ............................        1,023,264
   313,898  FNMA, 7.000%, 4/1/33 .............................          331,045
   193,477  FHLMC, 5.500%, 5/1/33 ............................          196,352
   611,488  FNMA, 5.000%, 6/1/33 .............................          612,463
   870,299  FNMA, 5.500%, 7/1/33 .............................          883,003
 2,039,102  FNMA, 5.500%, 7/1/33 .............................        2,068,868
   186,898  FNMA, 6.000%, 7/1/33 .............................          191,683

Touchstone Investment Trust
Core Bond Fund
(Continued)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities - 101.2% (Continued)                 Value
--------------------------------------------------------------------------------
            Mortgage-Backed Securities - 47.5% (Continued)
$  167,760  FHLMC, 5.000%, 8/1/33 ............................     $    168,028
   679,320  FNMA, 4.500%, 8/1/33 .............................          665,529
   732,253  FNMA, 5.500%, 8/1/33 .............................          742,942
   282,237  FNMA, 5.000%, 10/1/33 ............................          282,633
   358,966  FNMA, 5.000%, 10/1/33 ............................          359,470
   644,291  FNMA, 5.500%, 10/1/33 ............................          653,695
   282,447  FNMA, 5.000%, 11/1/33 ............................          282,843
   815,904  FNMA, 5.500%, 11/1/33 ............................          827,814
 1,594,452  Wells Fargo Mortgage Backed Securities
              Trust, 4.993%, 2/25/34 .........................        1,606,212
   435,625  FNMA, 5.000%, 4/1/34 .............................          436,095
   807,863  FNMA, 5.000%, 4/1/34 .............................          808,734
   175,132  FNMA, 5.000%, 5/1/34 .............................          175,321
 1,020,531  GNMA, 6.000%, 7/15/34 ............................        1,053,287
 1,352,497  FNMA, 5.500%, 12/1/34 ............................        1,371,790
   508,742  FHLMC, 5.500%, 1/1/35 ............................          516,183
 1,203,646  FNMA, 5.000%, 2/1/35 .............................        1,205,005
 1,000,000  FNMA, 6.000%, 6/1/35 .............................        1,025,781
 1,500,000  Credit Suisse First Boston Mortgage
              Securities Corp, 5.000%, 6/25/35 ...............        1,514,103
   660,000  Banc of America Commercial Mortgage Inc,
              4.648%, 9/11/36 ................................          669,235
                                                                   ------------
            Total Mortgage-Backed Securities .................     $ 29,200,915
                                                                   ------------

            U.S. Treasury Obligations - 8.5%
$  680,000  U.S. Treasury Notes, 2.000%, 8/31/05 .............     $    678,645
   175,000  U.S. Treasury Notes, 4.375%, 5/15/07 .............          177,331
   950,000  U.S. Treasury Notes, 3.500%, 5/31/07 .............          947,105
 1,507,987  U.S. Treasury Inflation Protected
              Securities, 1.625%, 1/15/15 ....................        1,502,509
   480,000  U.S. Treasury Notes, 6.125%, 11/15/27 ............          606,188
   975,000  U.S. Treasury Bond, 6.125%, 8/15/29 ..............        1,244,915
    50,000  U.S. Treasury Notes, 5.375%, 2/15/31 .............           59,000
                                                                   ------------
            Total U.S. Treasury Obligations ..................     $  5,215,693
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      Market
  Shares                                                              Value
--------------------------------------------------------------------------------
            Cash Equivalents - 9.9%
 3,000,000  Merrill Lynch Premier Money Market - Institutional     $  3,000,000
 3,076,000  FHLB Discount Note, 7/1/05 .......................        3,076,000
                                                                   ------------
            Total Cash Equivalents ...........................     $  6,076,000
                                                                   ------------

            Total Investment Securities - 101.2%
              (Cost $61,768,125) ............................      $ 62,161,832

            Liabilities in Excess of Other Assets - (1.2%) ..          (750,563)
                                                                   ------------

            Net Assets - 100.0% .............................      $ 61,411,269
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
High Yield Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities  - 98.4%                             Value
--------------------------------------------------------------------------------
            Corporate Bonds - 97.2%
$  855,105  American Airline, 9.710%, 1/2/07 ....................  $    801,687
    40,000  Lyondell Chemical Company, 9.875%, 5/1/07 ...........        41,000
   200,000  CSC Holdings Inc, 7.875%, 12/15/07 ..................       206,500
    67,000  Manor Care Inc, 8.000%, 3/1/08 ......................        72,657
 1,000,000  Interface Inc, 7.300%, 4/1/08 .......................     1,020,000
   200,000  Sequa Corp, 8.875%, 4/1/08 ..........................       216,000
   100,000  Semco Energy Inc, 7.125%, 5/15/08 ...................       101,809
   200,000  Avista Corp, 9.750%, 6/1/08 .........................       225,829
   300,000  Marsulex Inc, 9.625%, 7/1/08 ........................       304,875
   961,000  Citizens Communications 144a, 7.625%, 8/15/08 .......     1,016,258
   250,000  Equistar Chemical Funding 144a, 10.125%, 9/1/08 .....       270,625
   500,000  Res-Car Inc, 10.625%, 11/15/08 ......................       533,750
   760,000  Longview Fibre Company, 10.000%, 1/15/09 ............       809,400
 1,900,000  Block Comm Inc, 9.250%, 4/15/09 .....................     2,023,499
    19,000  AES Corp, 9.500%, 6/1/09 ............................        21,185
   384,000  CSC Holdings Inc, 8.125%, 7/15/09 ...................       388,800
   125,000  Schuler Homes, 9.375%, 7/15/09 ......................       130,995
   200,000  Williams Comm Group Inc, .000%, 10/1/09 * (A) .......             0
   500,000  Northwest Pipeline Corp, 8.125%, 3/1/10 .............       542,500
   400,000  Polyone Corp, 10.625%, 5/15/10 ......................       423,000
   500,000  Transmontaigne Inc, 9.125%, 6/1/10 ..................       520,000
   500,000  BE Aerospace, 8.500%, 10/1/10 .......................       552,500
   180,000  Pemex Project FDG Master Trust, 9.125%, 10/13/10 ....       210,780
 1,000,000  Broder Brothers Company, 11.250%, 10/15/10 ..........     1,010,000
   922,000  Massey Energy Company, 6.625%, 11/15/10 .............       949,660
 1,000,000  Cummins Inc, 9.500%, 12/1/10 ........................     1,100,000
   500,000  RH Donnelley Financial Corp 144a, 8.875%, 12/15/10 ..       546,250
 1,000,000  Houghton Mifflin Company, 8.250%, 2/1/11 ............     1,037,500
   100,000  Stone Container Corp, 9.750%, 2/1/11 ................       105,750
   500,000  WCI Communities Inc, 10.625%, 2/15/11 ...............       540,000
   750,000  Chemed Corp, 8.750%, 2/24/11 ........................       811,875
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11 .............       228,500
   968,000  Alpharma Inc, 8.625%, 5/1/11 ........................       946,220
   304,000  Canwest Media Inc, 10.625%, 5/15/11 .................       331,740
   100,000  Lone Star Technologies, 9.000%, 6/1/11 ..............       105,125
   156,000  Samsonite Corp 144a, 8.875%, 6/1/11 .................       165,750
 1,000,000  Fresenius Medical Capital Trust IV, 7.875%, 6/15/11 .     1,075,000
   900,000  Laidlaw International Inc, 10.750%, 6/15/11 .........     1,054,512
   450,000  Navistar International, 7.500%, 6/15/11 .............       459,000
   100,000  MacDermid Inc, 9.125%, 7/15/11 ......................       107,750
   100,000  Quebecor Media Inc, 11.125%, 7/15/11 ................       111,125
   100,000  Teekay Shipping Corp 144a, 8.875%, 7/15/11 ..........       114,125
 1,000,000  Case New Holland Inc, 9.250%, 8/1/11 ................     1,050,000
 1,250,000  Qwest Corp 144a, 7.875%, 9/1/11 .....................     1,303,125
   606,000  General Motors Accept Corp, 6.875%, 9/15/11 .........       559,391
 1,250,000  Nalco Company, 7.750%, 11/15/11 .....................     1,331,249

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities  - 98.4% (Continued)                 Value
--------------------------------------------------------------------------------
            Corporate Bonds - 97.2% (Continued)
$  350,000  Ingles Market Inc, 8.875%, 12/1/11 ..................  $    355,688
   750,000  Tenet Healthcare Corp, 6.375%, 12/1/11 ..............       714,375
 1,100,000  Forest Oil Corp, 8.000%, 12/15/11 ...................     1,212,750
   575,000  CMS Energy, 6.300%, 2/1/12 ..........................       577,875
 1,500,000  Communication & Power Inc, 8.000%, 2/1/12 ...........     1,507,499
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12 .............     1,070,000
   125,000  Constar International 144a, 6.643%, 2/15/12 .........       119,375
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12 ..............       983,750
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12 ...................     1,302,000
 1,200,000  Corus Entertainment Inc, 8.750%, 3/1/12 .............     1,287,000
   700,000  Navistar International 144a, 6.250%, 3/1/12 .........       675,500
   500,000  Mail-Well I Corp, 9.625%, 3/15/12 ...................       540,000
 1,000,000  M/I Homes Inc 144a, 6.875%, 4/1/12 ..................       970,000
 1,095,000  Rotech Healthcare Inc, 9.500%, 4/1/12 ...............     1,171,650
   100,000  Alltrista Corp, 9.750%, 5/1/12 ......................       105,375
 1,000,000  El Paso Corp, 7.875%, 6/15/12 *** ...................     1,030,000
   200,000  Transcontenental Gas Pipe Corp, 8.875%, 7/15/12 .....       238,000
 1,000,000  United Refining Company, 10.500%, 8/15/12 ...........     1,027,500
 1,010,000  US Oncology Inc 144a, 9.000%, 8/15/12 ...............     1,080,700
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12 .............     1,005,000
 1,000,000  Owens-Brockway, 8.750%, 11/15/12 ....................     1,102,500
   221,000  NDC Health Corp, 10.500%, 12/1/12 ...................       234,813
   250,000  Stena AB, 9.625%, 12/1/12 ...........................       272,500
   800,000  Rogers Wireless Inc, 7.250%, 12/15/12 ...............       864,000
 1,000,000  Alliant Energy Resources, 9.750%, 1/15/13 ...........     1,303,161
   761,000  Paramount Resources LTD, 8.500%, 1/31/13 ............       761,000
 1,000,000  Premcor Refining Group, 9.500%, 2/1/13 ..............     1,150,000
   800,000  Stewart Enterprises 144a, 6.250%, 2/15/13 ...........       792,000
   584,000  TRW Automotive Inc, 11.000%, 2/15/13 ................       671,600
    94,000  Davita Inc 144a, 6.625%, 3/15/13 ....................        97,055
   250,000  Susquehanna Media Company, 7.375%, 4/15/13 ..........       261,250
   400,000  AES Corp, 8.750%, 5/15/13 ...........................       447,000
   500,000  Semco Energy Inc, 7.750%, 5/15/13 ...................       521,908
   700,000  IPSCO Inc, 8.750%, 6/1/13 ...........................       781,375
   500,000  Omnicare Inc, 6.125%, 6/1/13 ........................       492,500
 1,000,000  Offshore Logistic, 6.125%, 6/15/13 ..................       965,000
   734,000  Psychiatric Solutions, 10.625%, 6/15/13 .............       814,740
 1,000,000  Petrobras International Finance, 9.125%, 7/2/13 .....     1,137,500
   945,000  Chaparral Steel Company 144a, 10.000%, 7/15/13 ......       949,725
   175,000  General Motors, 7.125%, 7/15/13 *** .................       156,625
 1,000,000  Range Resources Corp, 7.375%, 7/15/13 ...............     1,065,000
   250,000  Reliant Resources Inc, 9.500%, 7/15/13 ..............       277,500
   300,000  Texas Industries Inc 144a, 7.250%, 7/15/13 ..........       307,500
 1,000,000  CIA Brasileira De Bebida, 8.750%, 9/15/13 ...........     1,156,250
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13 ..........       167,909
   360,000  Rayovac Corp, 8.500%, 10/1/13 .......................       376,200
   500,000  Stena AB, 7.500%, 11/1/13 ...........................       492,500

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
 Principal                                                             Market
  Amount    Investment Securities  - 98.4% (Continued)                 Value
--------------------------------------------------------------------------------
            Corporate Bonds - 97.2% (Continued)
$  500,000  Neighborcare Inc, 6.875%, 11/15/13 ..................  $    522,500
 1,000,000  Pilgrims Pride Corp, 9.250%, 11/15/13 ...............     1,110,000
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13 .........     1,141,250
 1,000,000  Bombardier Recreational, 8.375%, 12/15/13 ...........     1,065,000
   392,000  NRG Energy Inc, 8.000%, 12/15/13 ....................       413,560
   750,000  CSK Auto Inc, 7.000%, 1/15/14 .......................       716,250
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14 ............     1,007,500
 1,000,000  Videotron Ltee, 6.875%, 1/15/14 .....................     1,017,500
   500,000  Station Casinos, 6.500%, 2/1/14 .....................       510,000
   686,000  Rogers Wireless Inc, 6.375%, 3/1/14 .................       698,005
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14 ............       970,790
   560,000  HCA Inc, 5.750%, 3/15/14 ............................       557,527
   400,000  Trinity Industries Inc, 6.500%, 3/15/14 .............       398,000
   250,000  US Concrete Inc, 8.375%, 4/1/14 .....................       235,000
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14 ..........       308,765
 1,000,000  International Steel Group, 6.500%, 4/15/14 ..........       960,000
   155,000  CHC Helicopter Corp 144a, 7.375%, 5/1/14 ............       154,613
   439,000  CHC Helicopter Corp 144a, 7.375%, 5/1/14 ............       437,903
   500,000  Iasis Healthcare, 8.750%, 6/15/14 ...................       542,500
   170,000  Airgas Inc, 6.250%, 7/15/14 .........................       172,125
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14 ..........     1,312,499
 1,000,000  Fisher Scientific International 144a, 6.750%, 8/15/14     1,045,000
   500,000  Petrobras International Finance, 7.750%, 9/15/14 ....       525,000
   952,000  Dresser-Rand Group Inc, 7.375%, 11/1/14 .............       990,080
   461,000  Texas Genco LLC, 6.875%, 12/15/14 ...................       485,203
   280,000  Nevada Power Company, 5.875%, 1/15/15 ...............       281,400
   500,000  Rayovac Corp 144a, 7.375%, 2/1/15 ...................       483,750
   500,000  Novelis Inc 144a, 7.250%, 2/15/15 ...................       501,875
   245,000  Holly Energy Partners LP 144a, 6.250%, 3/1/15 .......       238,875
   500,000  Allied Waste North America 144a, 7.250%, 3/15/15 ....       483,750
   125,000  Davita Inc 144a, 7.250%, 3/15/15 ....................       128,438
   500,000  Meritage Homes Corp 144a, 6.250%, 3/15/15 ...........       465,000
   400,000  AES Corp, 9.000%, 5/15/15 ...........................       449,000
   395,000  Ventas Realty LP 144a, 7.125%, 6/1/15 ...............       410,800
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15 ...............       285,000
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16 .............     1,042,500
   500,000  Service Corp International, 6.750%, 4/1/16 ..........       511,250
   395,000  Stena AB, 7.000%, 12/1/16 ...........................       366,363
   658,000  Service Corp International 144a, 7.000%, 6/15/17 ....       676,095
 1,000,000  Gazprom International, 7.201%, 2/1/20 ...............     1,077,500
 1,000,000  Broadwing Inc, 7.250%, 6/15/23 ......................       945,000
   180,000  Husky Oil Ltd, 8.900%, 8/15/28 ......................       199,046
   606,000  General Motors Accept Corp, 8.000%, 11/1/31 .........       540,760
   800,000  Ava Capital Trust III, 6.500%, 4/1/34 ...............       820,581
                                                                   ------------
            Total Corporate Bonds ...............................  $ 87,273,997
                                                                   ------------

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
                                                                      Market
  Shares    Investment Securities  - 98.4% (Continued)                Value
--------------------------------------------------------------------------------
            Investment Funds - 0.9%
   775,972  BBH Securities Lending Fund ** ......................  $    775,972
                                                                   ------------

            Cash Equivalents - 0.3%
   241,000  Merrill Lynch Premier Money Market - Institutional ..  $    241,000
                                                                   ------------

            Total Investment Securities - 98.4%
            (Cost $85,007,564) ..................................  $ 88,290,969

            Other Assets in Excess of Liabilities - 1.6% ........     1,392,072
                                                                   ------------

            Net Assets - 100.0% .................................  $ 89,683,041
                                                                   ============

*     Non-income producing security.
**    Represents collateral for securities loaned.
***   All or a portion of the security is on loan.
(A)   Security valued at fair value (See Notes to Portfolios of Investments).

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Institutional U.S. Government Money Market Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
 Principal
  Amount    Investment Securities - 28.5%                              Value
--------------------------------------------------------------------------------
            U.S. Government Agency Obligations - 24.8%

$1,597,000  FHLB Discount Note, 7/1/05 ..........................  $  1,597,000
   550,000  Overseas Private Investment Corp, 3.270%, 7/6/05 ....       550,000
 1,186,047  Overseas Private Investment Corp, 3.330%, 7/6/05 ....     1,186,046
                                                                   ------------
            Total U.S. Government Agency Obligations ............  $  3,333,046
                                                                   ------------

            Variable Rate Demand Notes - 3.7%
$  500,000  WA St Hsg Fin Comm, 3.350%, 7/7/05 ..................  $    500,000
                                                                   ------------

            Total Investment Securities - 28.5% .................  $  3,833,046
                                                                   ------------

--------------------------------------------------------------------------------
   Face
  Amount    Repurchase Agreements - 71.6%                             Value
--------------------------------------------------------------------------------
$3,300,000  Morgan Stanley Dean Witter Inc 3.35% dated 06/30/05 due 07/01/05 repurchase proceeds $3,300,307
              (Collateralized by $2,990,000 FFCB 6.06% due
              05/28/13 fair value $3,369,810) ...................  $  3,300,000

 3,300,000  Nesbitt Burns Securities Inc 3.25% dated 06/30/05 due 07/01/05 repurchase proceeds $3,300,298
              (Collateralized by $1,500,000 US Treasury Bill
              due 09/22/05 fair value $1,489,485, $4,000 US
              Treasury Bill due 11/03/05 fair value $3,957 and
              $1,900,000 US Treasury Bills due 12/08/05 fair
              value $1,873,362) .................................     3,300,000

 3,000,000  Wachovia Investments Inc 3.25% dated 06/30/05 due
              07/01/05 repurchase proceeds $3,000,271
              (Colateralized by $1,253,000 FFCB 4.25% due
              12/29/11 fair value $1,234,719 and $1,770,000
              FHLB 4.90% due 01/06/12 fair value $1,766,084) ....     3,000,000
                                                                   ------------
              Total Repurchase Agreements .......................  $  9,600,000
                                                                   ------------

            Total Investment Securities and Repurchase
              Agreements -  100.1%
            (Amortized Cost $13,433,046) ........................  $ 13,433,046

            Liabilities in Excess of Other Assets - (0.1%) ......       (19,932)
                                                                   ------------

            Net Assets - 100.0% .................................  $ 13,413,114
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Money Market Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
 Principal
  Amount    Investment Securities  -  99.7%                            Value
--------------------------------------------------------------------------------
            Corporate Bonds - 15.1%
$1,410,000  Banc One Corp, 7.000%, 7/15/05 ......................  $  1,412,118
   660,000  Bear Stearns Company Inc, 6.250%, 7/15/05 ...........       660,971
   325,000  First Union Corp, 6.625%, 7/15/05 ...................       325,548
   152,000  Wells Fargo & Company, 4.800%, 7/29/05 ..............       152,188
   960,000  Bank One Corp, 7.625%, 8/1/05 .......................       963,586
   705,000  First Union Corp, 7.050%, 8/1/05 ....................       707,791
   100,000  JP Morgan Chase & Company, 6.500%, 8/1/05 ...........       100,246
   380,000  Mellon Bank NA, 6.500%, 8/1/05 ......................       381,014
   120,000  Bankers Trust Corp, 7.625%, 8/15/05 .................       120,780
 1,976,000  Chubb Corp, 6.150%, 8/15/05 .........................     1,983,342
   285,000  Citicorp, 6.750%, 8/15/05 ...........................       286,216
   700,000  Citicorp, 7.125%, 9/1/05 ............................       704,208
 1,000,000  Bank of Montreal, 6.100%, 9/15/05 ...................     1,006,318
   929,000  Citigroup Inc, 6.625%, 9/15/05 ......................       935,011
   549,000  Fleetboston Financial Corp, 7.250%, 9/15/05 .........       553,690
   800,000  Wachovia Corp, 6.875%, 9/15/05 ......................       805,606
   250,000  National Rural Utilities, 6.650%, 10/1/05 ...........       252,541
   305,000  General Electric Cap Corp, 2.990%, 10/3/05 ..........       304,667
 1,000,000  Merrill Lynch & Company, 7.080%, 10/3/05 ............     1,008,841
   555,000  Caterpillar Financial Services Corp, 4.500%, 10/15/05       556,855
   460,000  Wal-Mart Stores, 5.875%, 10/15/05 ...................       462,924
 1,250,000  Alabama Power Company, 5.490%, 11/1/05 ..............     1,257,734
   164,000  American Express, 6.875%, 11/1/05 ...................       165,772
   310,000  JP Morgan Chase & Company, 6.000%, 11/1/05 ..........       312,817
   540,000  Regions Financial Corp, 6.750%, 11/1/05 .............       546,127
   110,000  Old Kent Financial Corp, 6.625%, 11/15/05 ...........       111,412
   600,000  Chevrontexaco Corp 144A, .000%, 11/17/05 ............       592,192
   500,000  General Electric Cap Corp, 5.125%, 11/23/05 .........       502,976
 1,620,000  Florida Power & Light, 6.875%, 12/1/05 ..............     1,641,240
   125,000  Georgia Power Company, 5.500%, 12/1/05 ..............       125,933
 1,578,000  JP Morgan & Company, 6.250%, 12/15/05 ...............     1,596,471
   570,000  National Rural Utilities, 5.540%, 12/15/05 ..........       574,722
   100,000  Merrill Lynch & Company, 6.250%, 1/15/06 ............       101,296
   505,000  Morgan Stanley, 6.300%, 1/15/06 .....................       511,645
   150,000  Merrill Lynch & Company, 6.150%, 1/26/06 ............       151,951
   110,000  Bank One Corp, 6.500%, 2/1/06 .......................       111,686
   800,000  Georgia Power Company, 6.200%, 2/1/06 ...............       813,527
   250,000  Bank of America Corp, 6.200%, 2/15/06 ...............       253,958
   879,000  National Rural Utilities, 3.000%, 2/15/06 ...........       875,286
   455,000  Bank of America Corp, 6.500%, 3/15/06 ...............       464,500
   300,000  Wachovia Corp, 7.000%, 3/15/06 ......................       307,042
   304,000  Fleetboston Financial Corp, 7.125%, 4/15/06 .........       311,752
   375,000  Associates Corp, 5.960%, 5/15/06 ....................       375,000
                                                                   ------------
            Total Corporate Bonds ...............................  $ 25,389,500
                                                                   ------------

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
 Principal
  Amount    Investment Securities  -  99.7%  (Continued)              Value
--------------------------------------------------------------------------------
            Variable Rate Demand Notes - 75.5%
$2,765,000  Baldwin Bone & Joint Med Ctr LLC, 3.520%, 7/1/05 ....  $  2,765,000
   400,000  Clayton Co GA HFA MFH Rev, 3.300%, 7/1/05 ...........       400,000
 1,070,000  Community Christian Schools Inc, 3.400%, 7/1/05 .....     1,070,000
 2,555,000  Diaz-Upton LLC, 3.400%, 7/1/05 ......................     2,555,000
   700,000  Green Valley Church (Birmingham), 3.400%, 7/1/05 ....       700,000
 3,865,000  Medical Realty Group, 3.440%, 7/1/05 ................     3,865,000
   900,000  Melrose Supply Sales Corp, 3.520%, 7/1/05 ...........       900,000
   280,000  Monroe Co NY IDR (Rochester Inst), 3.400%, 7/1/05 ...       280,000
   800,000  Schenectady NY IDR (JMR Dev Co), 3.350%, 7/1/05 .....       800,000
   500,000  WA St HFC MFH (Carlyle Care Ctr), 3.290%, 7/1/05 ....       500,000
   900,000  WA St HFC MFH (Rolling Hills), 3.300%, 7/1/05 .......       900,000
 1,580,000  WA St HFC MFH Rev, 3.290%, 7/1/05 ...................     1,580,000
    95,000  NJ EDA EDR, 3.530%, 7/4/05 ..........................        95,000
   400,000  Alachua Co FL HFA MFH Rev (Brookside Apts),
              3.420%, 7/6/05 ....................................       400,000
   900,000  Berks Co PA IDA Rev, 3.460%, 7/6/05 .................       900,000
   430,000  CA Pollution Control Fin Auth, 3.540%, 7/6/05 .......       430,000
   360,000  FL HFC Rev (Valencia), 3.420%, 7/6/05 ...............       360,000
 1,090,000  Greenville SC Mem Aud Dist Pub Fac Corp
              (Bi-Lo Ctr), 3.420%, 7/6/05 .......................     1,090,000
 3,000,000  Hass Door Co & Nofziger, 3.390%, 7/6/05 .............     3,000,000
    25,000  IL IDR Fin Auth (Processing Tech), 3.280%, 7/6/05 ...        25,000
    25,000  Milwaukee WI Redev Auth (Palermo Villa),
              3.280%, 7/6/05 ....................................        25,000
    10,000  RI St IDR (Gardener Specialty), 3.280%, 7/6/05 ......        10,000
   830,000  Acme Investment Co, 3.390%, 7/7/05 ..................       830,000
 2,000,000  Albany NY IDA Civic Fac Rev, 3.380%, 7/7/05 .........     2,000,000
   540,000  American Watchmakers Institute, 3.540%, 7/7/05 ......       540,000
   315,000  Berks Cardiologists, 3.540%, 7/7/05 .................       315,000
   715,000  Brundidge AL Combined Utilities Rev, 4.090%, 7/7/05 .       715,000
   100,000  CA Infrast & Econ Dev Bk Rev, 3.440%, 7/7/05 ........       100,000
   400,000  CA Statewide Cmntys Dev Auth MFH Rev, 3.400%, 7/7/05.       400,000
   400,000  CA Statewide Cmntys Dev Auth Rev
              (Canyon Hsg), 3.400%, 7/7/05 ......................       400,000
   440,000  CA Statewide Cmntys Dev Auth Rev
              (Cypress Villas), 3.400%, 7/7/05 ..................       440,000
   495,000  CA Statewide Cmntys Dev Auth Rev
              (Oakmont of Stockton LLC), 3.450%, 7/7/05 .........       495,000
   362,100  Campus Research Corp, 3.520%, 7/7/05 ................       362,100
   625,000  Carmel IN IDR (Telamon Corp) Ser 1996 B,
              3.510%, 7/7/05 ....................................       625,000
   675,000  Carmel IN IDR (Telemon Corp), 3.510%, 7/7/05 ........       675,000
 1,245,000  Century Motors Acura (Elizabeth Connelley Trust),
              3.440%, 7/7/05 ....................................     1,245,000
 1,000,000  Century Motors VW (Elizabeth Connelley Trust),
              3.440%, 7/7/05 ....................................     1,000,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2,
              3.840%, 7/7/05 ....................................     4,400,000
   335,000  CO HFA EDR (Super Vacuum Mfg Company),
              3.420%, 7/7/05 ....................................       335,000
   300,000  Connelly / Brueshaber Partnership, 3.490%, 7/7/05 ...       300,000
 1,750,000  Corp Finance Managers, 3.370%, 7/7/05 ...............     1,750,000
 3,210,000  Cunat Brothers Inc (William St Apt), 3.560%, 7/7/05 .     3,210,000
   420,000  Cunat Capital Corp (FawnRidge), 3.610%, 7/7/05 ......       420,000
   700,000  CWB Investment LLC, 3.490%, 7/7/05 ..................       700,000
   395,000  Diamond Dev Group Inc, 3.540%, 7/7/05 ...............       395,000
   435,000  Eden Prairie MN IDR (SWB LLC), 3.830%, 7/7/05 .......       435,000

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
 Principal
   Amount   Investment Securities  -  99.7%  (Continued)              Value
--------------------------------------------------------------------------------
            Variable Rate Demand Notes - 75.5% (Continued)
$  300,000  Employers Resource Associates Inc, 3.440%, 7/7/05 ...  $    300,000
 5,460,000  Erdman & Ziegler Capital, 3.490%, 7/7/05 ............     5,460,000
   683,000  Fitch Denney Funeral Home, 3.490%, 7/7/05 ...........       683,000
   500,000  FL HFC MFH (Avalon Reserve), 3.420%, 7/7/05 .........       500,000
   132,000  Genesee Co MI GO Notes, 3.450%, 7/7/05 ..............       132,000
   337,000  Greencastle IN EDR (Round Barn Manor Apt),
              3.460%, 7/7/05 ....................................       337,000
   300,000  IL Dev Fin Auth Indl Rev, 3.660%, 7/7/05 ............       300,000
   255,000  Jefferson Co KY Student Hsg (ULH Inc), 3.840%, 7/7/05       255,000
 4,985,000  JJJ Home Product Center, 3.440%, 7/7/05 .............     4,985,000
 6,000,000  Kent Co MI LTGO, 3.420%, 7/7/05 .....................     6,000,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge),
              3.510%, 7/7/05 ....................................     2,615,000
 3,455,000  LA Loc Govt Environmental Fac (Bioset Shreveport),
              3.540%, 7/7/05 ....................................     3,455,000
   800,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev,
              3.370%, 7/7/05 ....................................       800,000
   360,000  Macatawa Capital, 3.360%, 7/7/05 ....................       360,000
 3,440,000  MI St Strategic Fd Ltd Rev, 3.400%, 7/7/05 ..........     3,440,000
   500,000  Miami River Stone Company, 3.490%, 7/7/05 ...........       500,000
   800,000  Miklin Industries LLC, 3.490%, 7/7/05 ...............       800,000
   835,000  Montgomery Co NY IDA Rev (CNB Fin Corp),
              3.490%, 7/7/05 ....................................       835,000
 3,800,000  Mountain Agency Inc, 3.490%, 7/7/05 .................     3,800,000
 1,725,000  Mountain St University Inc WV Rev, 3.490%, 7/7/05 ...     1,725,000
   625,000  MU LLC Taxable Notes, 3.540%, 7/7/05 ................       625,000
   400,000  New York NY IDA Civic Fac Rev, 3.460%, 7/7/05 .......       400,000
 1,415,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
              3.540%, 7/7/05 ....................................     1,415,000
   440,000  Orange Co FL IDA Rev (Christian Prison Ministry),
              4.090%, 7/7/05 ....................................       440,000
   290,000  PA St Higher Edl Facs Auth Rev, 3.600%, 7/7/05 ......       290,000
   500,000  Powell Healthcare, 3.420%, 7/7/05 ...................       500,000
 3,975,000  Revenue Bond Ctf Ser 2004-15
              (Centennial East II Apts), 3.840%, 7/7/05 .........     3,975,000
 1,710,000  Revenue Bonds Ctf Ser 2004-19 (The Landings),
              3.840%, 7/7/05 ....................................     1,710,000
   190,000  Richmond TX Higher Educ Fin (Bayou-Houston),
              3.470%, 7/7/05 ....................................       190,000
   300,000  Riverhead NY IDA IDR (Atlantis Marine),
              3.390%, 7/7/05 ....................................       300,000
    95,000  Riverside Co CA IDA IDR (Advance Business),
              3.440%, 7/7/05 ....................................        95,000
 6,000,000  Schwerkoske, 3.390%, 7/7/05 .........................     6,000,000
 5,240,000  Shehata Said & Shehata, 3.490%, 7/7/05 ..............     5,240,000
   555,000  Shenandoah Valley Ltd, 3.440%, 7/7/05 ...............       555,000
   705,000  Shumaker Loop & Kendrick, 3.390%, 7/7/05 ............       705,000
   750,000  SO Realty LLC, 3.490%, 7/7/05 .......................       750,000
 5,375,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel),
              3.540%, 7/7/05 ....................................     5,375,000
   100,000  St Charles Co MO IDA IDR, 3.610%, 7/7/05 ............       100,000
   340,000  St Charles Co MO IDA Rev (Austin Co),
              3.560%, 7/7/05 ....................................       340,000
    90,000  Suffolk Co NY IDR Civic Fac, 3.460%, 7/7/05 .........        90,000
 3,250,000  Sycamore Creek Country Club Ser 2003, 3.490%, 7/7/05      3,250,000
   300,000  Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace),
              3.640%, 7/7/05 ....................................       300,000
 1,000,000  TKBMN LLC, 3.490%, 7/7/05 ...........................     1,000,000
 3,735,000  Trinity Baptist Church, 3.370%, 7/7/05 ..............     3,735,000
   600,000  TX Student Hsg & Cmnty Affairs MFH (Post Oak),
              3.400%, 7/7/05 ....................................       600,000
   530,000  VA HFA Student Hsg (West Block), 3.420%, 7/7/05 .....       530,000
 1,365,000  VP Pack LLC, 3.490%, 7/7/05 .........................     1,365,000

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
Principal
 Amount     Investment Securities  -  99.7%  (Continued)              Value
--------------------------------------------------------------------------------
            Variable Rate Demand Notes - 75.5% (Continued)
$  235,000  WA St MFA Rev (Brittany Park LLC), 3.350%, 7/7/05 ...  $    235,000
 1,235,000  West Covina CA PFA Tax Allocation Rev, 3.420%, 7/7/05     1,235,000
 1,400,000  Westwood Baptist Church, 3.410%, 7/7/05 .............     1,400,000
   945,000  WH Properites LTD, 3.490%, 7/7/05 ...................       945,000
   300,000  Wilminton Iron & Metal Company, 3.410%, 7/7/05 ......       300,000
   540,000  ZECC Investments LLP, 3.540%, 7/7/05 ................       540,000
                                                                   ------------
            Total Variable Rate Demand Notes ....................  $126,549,100
                                                                   ------------

            Taxable Municipal Bonds - 9.1%
$3,250,000  WA St MFH (Woodland), 3.290%, 7/1/05 ................  $  3,250,000
   890,000  Darke Co OH GO BANS, 3.390%, 7/13/05 ................       890,112
 1,000,000  CT St Dev Auth, 2.350%, 8/15/05 .....................     1,000,000
   140,000  Fresno Co CA Pension, 6.170%, 8/15/05 ...............       140,644
   175,000  Sacramento Co CA Pension Funding Ser A,
              6.680%, 8/15/05 ...................................       175,707
   150,000  KS St Dev Fin Auth Rev (Public Employess Retirement)
              Ser H, 2.280%, 9/1/05 .............................       149,709
 1,085,000  MI Pub Edl Facs Auth Rev, 2.070%, 9/1/05 ............     1,085,000
   650,000  Gateway EDC Gtr Cleveland OH Stadium Rev,
              2.450%, 9/15/05 ...................................       650,000
 1,000,000  Lebanon OH BANS, 2.700%, 9/21/05 ....................     1,000,109
   500,000  Cincinnati OH EDR, 3.270%, 11/1/05 ..................       499,510
   375,000  Cleveland OH EDR, 2.700%, 12/1/05 ...................       374,967
   595,000  Chicago IL GO, 2.560%, 1/1/06 .......................       592,020
 1,000,000  Minneapolis & St Paul MN Met Arpts, 6.250%, 1/1/06 ..     1,014,991
   800,000  Chardon OH GO BANS, 3.620%, 2/15/06 .................       800,000
 2,900,000  OH Elec Energy Acquisition Corp II, 3.870%, 2/15/06 .     2,900,000
   800,000  Darke Co OH BANS, 5.000%, 7/11/06 ...................       803,816
                                                                   ------------
            Total Taxable Municipal Bonds .......................  $ 15,326,585
                                                                   ------------

            Total Investment Securities - 99.7% .................  $167,265,185
                                                                   ------------

--------------------------------------------------------------------------------
  Face
 Amount     Repurchase Agreements -0.3%                               Value
--------------------------------------------------------------------------------

$  476,000  Morgan Stanley Dean Witter Inc 3.35% dated 06/30/05 due 07/01/05 repurchase proceeds $476,044
              (Collateralized by $490,000 FNMA Discount Note
              due 09/16/05 fair value ...........................  $    476,000
                                                                   ------------

            Total Investment Securities and Repurchase
            Agreements - 100.0%
            (Amortized Cost $167,741,185) .......................  $167,741,185

            Liabilities in Excess of Other Assets - 0.0% ........        (7,542)
                                                                   ------------

            Net Assets - 100.0% .................................  $167,733,643
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
U.S. Government Money Market Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
Principal
 Amount     Total Investment Securities - 85.2%                       Value
--------------------------------------------------------------------------------
            U.S. Government Agency Obligations - 65.8%
$  225,000  FHLB, 6.390%, 7/5/05 ................................  $    225,088
   100,000  FFCB, 2.070%, 7/6/05 ................................        99,997
   140,000  FNMA, 1.510%, 7/6/05 ................................       139,974
   700,000  Overseas Private Investment Corp, 3.270%, 7/6/05 ....       700,000
 3,162,791  Overseas Private Investment Corp, 3.330%, 7/6/05 ....     3,162,791
   643,000  FNMA, 7.000%, 7/15/05 ...............................       644,027
   100,000  FHLMC, 1.520%, 7/22/05 ..............................        99,906
   300,000  FHLB, 1.640%, 8/1/05 ................................       299,707
   100,000  FHLMC, 1.800%, 8/4/05 ...............................        99,871
   100,000  FHLB Discount Note, 8/5/05 ..........................        99,684
   500,000  FHLB, 2.250%, 8/9/05 ................................       499,296
   860,000  FHLMC Discount Note, 8/9/05 .........................       856,972
   500,000  FHLB, 1.660%, 8/12/05 ...............................       499,033
   200,000  FHLB, 3.250%, 8/15/05 ...............................       200,092
   400,000  FHLB, 4.875%, 8/15/05 ...............................       400,767
   500,000  FNMA Discount Note, 8/17/05 .........................       497,878
   200,000  FHLMC, 6.800%, 8/22/05 ..............................       200,975
   100,000  FNMA, 6.850%, 8/22/05 ...............................       100,544
   185,000  FHLB, 1.660%, 8/24/05 ...............................       184,812
   155,000  FHLB, 2.040%, 8/25/05 ...............................       154,927
   100,000  FHLMC, 2.070%, 8/26/05 ..............................        99,776
   125,000  FHLMC, 6.790%, 8/26/05 ..............................       125,672
   315,000  FHLMC Discount Note, 8/29/05 ........................       313,322
   100,000  FFCB, 6.700%, 9/13/05 ...............................       100,646
   100,000  FNMA, 1.875%, 9/15/05 ...............................        99,633
   200,000  FHLB, 2.000%, 9/16/05 ...............................       199,601
   550,000  FNMA, 6.400%, 9/27/05 ...............................       553,902
   500,000  FHLMC Discount Note, 10/18/05 .......................       494,928
   500,000  FFCB, 2.250%, 10/19/05 ..............................       498,041
   500,000  FHLB, 5.450%, 10/19/05 ..............................       503,742
   500,000  FNMA, 2.050%, 10/28/05 ..............................       497,783
   100,000  FHLB, 2.125%, 11/15/05 ..............................        99,421
   300,000  FHLB, 3.625%, 11/15/05 ..............................       300,000
   205,000  FHLMC, 2.300%, 11/17/05 .............................       204,480
   300,000  FHLB, 2.410%, 11/23/05 ..............................       298,691
   420,000  FNMA, 6.140%, 11/25/05 ..............................       424,306
   215,000  FHLB, 6.500%, 11/29/05 ..............................       218,049
   115,000  FNMA, 5.940%, 12/12/05 ..............................       116,425
   100,000  FHLB, 2.150%, 12/16/05 ..............................        99,309
   175,000  FFCB, 5.250%, 12/28/05 ..............................       176,892
                                                                   ------------
            Total U.S. Government Agency Obligations ............  $ 14,590,960
                                                                   ------------

Touchstone Investment Trust
U.S. Government Money Market Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
Principal
  Amount    Investment Securities - 85.2% (Continued)                 Value
--------------------------------------------------------------------------------
            Variable Rate Demand Notes - 19.4%
$1,350,000  Florida Hsg Fin Corp Rev (Tuscany)
              Guarantor: FNMA, 3.440%, 7/7/05 ...................  $  1,350,000
 1,650,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
              Guarantor: FNMA, 3.350%, 7/7/05 ...................     1,650,000
 1,300,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)
              Guarantor: FNMA, 3.350%, 7/7/05                         1,300,000
                                                                   ------------
            Total Variable Rate Demand Notes ....................  $  4,300,000
                                                                   ------------

            Total Investment Securities - 85.2% .................  $ 18,890,960
                                                                   ------------

--------------------------------------------------------------------------------
  Face
 Amount     Repurchase Agreements - 14.5%                             Value
--------------------------------------------------------------------------------
$3,219,000  Morgan Stanley Dean Witter Inc 3.35% dated 06/30/05 due 07/01/05 repurchase proceeds $3,219,300
              (Collateralized by $3,310,000 FNMA Discount Note
              due 09/16/05 fair value $3,286,168) ...............  $  3,219,000
                                                                   ------------

            Total Investment Securities and Repurchase
            Agreements - 99.7%
            (Amortized Cost $22,109,960) ........................  $ 22,109,960

            Other Assets in Excess of Liabilities - 0.3% ........        60,122
                                                                   ------------

            Net Assets - 100.0%                                    $ 22,170,082
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Notes to Portfolios of Investments
June 30, 2005 (Unaudited)
================================================================================

Security Valuation

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

Variable Rate Demand Notes

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

Adjustable Rate Put Bonds

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Portfolio Securities Loaned

As of June 30, 2005, the High Yield Fund had loaned corporate bonds having a fair value of approximately $755,464 and had received collateral valued at $775,972 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividend on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase Agreements

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at

Touchstone Investment Trust
Notes to Portfolios of Investments
(Continued)
================================================================================

an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

Investment Income

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

Security Transactions

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information

As of June 30, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

--------------------------------------------------------------------------------
                                          Gross         Gross          Net
                           Federal      Unrealized    Unrealized    Unrealized
                          Tax Cost     Appreciation  Depreciation  Appreciation
--------------------------------------------------------------------------------
Core Bond Fund .......   $61,768,649   $   614,965   $   221,782   $   393,183
High Yield Fund ......   $85,007,564   $ 3,879,137   $   595,732   $ 3,283,405
--------------------------------------------------------------------------------

Portfolio Abbreviations:
BANS - Bond Anticipation Notes
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Coporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LT - Limitied Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PFA - Public Finance Authority
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By: (Signature)* /s/ Jill T. McGruder
                 ---------------------------------------
Name:  Jill T. McGruder
Title:  President

Date: August 24, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature )* /s/ Terrie A. Weidenheft
                  --------------------------------------
Name:  Terrie A. Weidenheft
Title:  Treasurer

Date: August 24, 2005

--------------------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature.